SIGNIFICANT ACCOUNTING POLICIES - Income Taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Investment Properties:
Current and deferred income tax expense	$ 42,667	$ 52,651
Canada
Investment Properties:
Current and deferred income tax expense	$ 0